Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004

March 5, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:      The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the Prospectuses and Statement of Additional Information for the Trust's Aberdeen Emerging Markets Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 84, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001135428-09-000090 on March 2, 2009.

Please do not hesitate to contact me at 202.739.5654 should you have any questions.

Very truly yours,


/s/ W. John McGuire
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W. John McGuire